Revenue - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations.	¥ 88.3	¥ 263.8	¥ 401.5
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Duration of recognization of revenue in future expected to occur.	1 year
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Duration of recognization of revenue in future expected to occur.	3 years